Memorandum items - Contingent liabilities and commitments (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Contingent liabilities and commitments
Standby facilities, credit lines and other commitments	£ 135,405	£ 127,424
Total	139,961	131,880	£ 136,836
Guarantees
Contingent liabilities and commitments
Estimated net exposure	3,060	2,823
Other contingent liabilities
Contingent liabilities and commitments
Estimated net exposure	£ 1,496	£ 1,633